Other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other current assets [Abstract]
Summary of other current assets

	2021	2020
	(in € millions)
Content assets	161	92
Prepaid expenses and other	74	47
Derivative assets	11	12
Total	246	151